Earnings Per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ 124,756	$ 3,973,144	$ 3,957,402
Gain on valuation of warrants	7,198,191	0	0
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted	$ 7,322,947	$ 3,973,144	$ 3,957,402
Denominator:
Weighted average number of shares used in calculating net income per ordinary share - basic	9,323,108	5,921,144	4,560,000
Weighted average number of shares used in calculating net income per ordinary share - diluted	9,323,108	5,921,144	4,560,000
Net income per ordinary share - basic	$ 0.79	$ 0.67	$ 0.87
Net income per ordinary share - diluted	$ 0.79	$ 0.67	$ 0.87